Offerings - Offering: 1	Oct. 08, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 1,021,000.00
Amount of Registration Fee	$ 156.32
Offering Note	The maximum aggregate amount of the securities to which the amended prospectus relates is $1,021,000.00. The fee of $156.32 was previously paid - Accession No. 0001104659-25-094553